MAG Acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 04, 2025
Liabilities assumed
Net assets acquired	$ 2,042,000
MAG Silver Corp
Assets acquired
Cash and cash equivalents		$ 102,000
Exploration properties		52,000
Property, plant and equipment		2,000
Investment in Juanicipio		1,888,000
Other assets		3,000
Liabilities assumed
Accounts payable and accrued liabilities		(2,000)
Other liabilities		$ (3,000)